Earnings per Share - Summary of Basic and Diluted Earnings per Share from Operations (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [abstract]
Profit attributable to ordinary shares of owners of the Controlling Company (in millions of Korean won)	₩ 459,861	₩ 993,325	₩ 1,259,686
Weighted average number of ordinary shares outstanding (in number of shares)	245,910,192	249,470,072	242,235,332
Basic earnings per share (In Korean won)	₩ 1,870	₩ 3,982	₩ 5,200
Profit attributable to ordinary shares of owners of the Controlling Company (In millions of Korean won)	₩ 459,861	₩ 993,325	₩ 1,259,686
Adjustment to net income attributable to ordinary shares (in millions of Korean won)	(398)	(827)	(496)
Diluted profit attributable to ordinary shares (In millions of Korean won)	₩ 459,463	₩ 992,498	₩ 1,259,190
Number of dilutive potential ordinary shares outstanding	94,393	119,263	91,931
Weighted average number of ordinary shares outstanding	246,004,585	249,589,335	242,327,263
Diluted earnings per share (In Korean won)	₩ 1,868	₩ 3,977	₩ 5,196